Net income per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ (205,963)	$ (32,320)	¥ 426,534	¥ 281,891
Net loss (income) attributable to non-controlling interests	(1,505)	(236)	(796)	187
Net (income) loss attributable to redeemable non-controlling interests	(12,362)	(1,940)	254	(781)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ (219,830)	$ (34,496)	¥ 425,992	¥ 281,297
Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	¥ (1.02)	$ (0.16)	¥ 2.27	¥ 1.62
Diluted | (per share)	(1.02)	(0.16)	2.23	1.57
Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	(3.05)	(0.48)	6.82	4.85
Diluted | (per share)	¥ (3.05)	$ (0.48)	¥ 6.69	¥ 4.72
Weighted average number of ordinary shares
Basic	216,370,290	216,370,290	187,322,781	173,937,013
Diluted	216,370,290	216,370,290	190,988,171	178,932,010